WARRANTS AND DERIVATIVE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018
Detachable warrants				8,480,000
Debt issue costs				$ 674,012
Value per common share		$ 0.125
Gain on change in fair value of derivative liability		$ (100,313)		136,123
Derivative liability		$ 437,576		$ 537,889
Derivative liability [Member]
Value per common share		$ 0.06		$ 0.07
Expected term (in years)		2 years 8 months 2 days		2 years 11 months 1 day
Expected volatility rate		208.00%		192.00%
Exercise price		$ 0.165		$ 0.165
Risk-free interest rate		283.00%		2.70%
Gain on change in fair value of derivative liability		$ 100,313		$ 136,123
Derivative [Member]
Detachable warrants				8,480,000
Exercise price				$ 0.165
Exercisable period				3 years
Debt issue costs				$ 674,012
Value per common share				$ 0.09
Expected term (in years)				3 years
Expected volatility rate				195.00%
Exercise price				$ 0.165
Risk-free interest rate				2.77%